Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2015	2016
	US$ thousands

Machinery and equipment	6,906	8,507
Office furniture and equipment	608	634
Leasehold improvements	2,205	2,277

Property, plant and equipment	9,719	11,418

Accumulated depreciation	(5,894)	(7,503)

Property, Plant and equipment, net	3,825	3,915

Depreciation expense for the years ended December 31, 2014, 2015 and 2016 were US$ 891 thousand, US$ 1,599 thousand and US$ 1,616 thousand, respectively.